UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

November 30, 2017

CFL-QTLY-0118
1.810701.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.6%
	Principal Amount (000s)	Value (000s)
California - 97.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39	$3,000	$3,244
Series 2012 A:
5% 8/1/24	1,050	1,175
5% 8/1/25	1,245	1,393
5% 8/1/27	300	334
5% 8/1/28	400	446
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,790
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,304
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	7,920	7,697
0% 10/1/19	630	602
Series 2013 A:
5% 10/1/24	7,750	9,031
5% 10/1/25	5,245	6,087
Series 2016 B:
5% 10/1/34	2,500	2,862
5% 10/1/35	4,000	4,563
5% 10/1/36	2,250	2,559
5% 10/1/37	2,200	2,497
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,652
5% 12/1/20 (AMBAC Insured)	2,810	2,818
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,189
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,242
0% 9/1/22 (FSA Insured)	5,150	4,638
Antelope Valley Cmnty. College District:
Series A:
5% 8/1/31	1,325	1,598
5% 8/1/32	1,345	1,615
5% 8/1/33	1,805	2,158
5% 8/1/34	3,000	3,570
5% 8/1/35	4,000	4,738
5% 8/1/39	17,680	20,064
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,069
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	6,000	6,023
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,269
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,033
Series H, 2.125%, tender 4/1/25 (a)	4,000	3,980
1.875%, tender 4/1/19 (a)	6,250	6,268
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,720
5% 6/1/25	4,355	4,992
5% 6/1/27	2,755	3,136
5% 6/1/28	3,045	3,457
Burbank Unified School District:
Series 1997 B, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,835	3,656
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	5,591
Cabrillo Unified School District Series A, 0% 8/1/18 (AMBAC Insured)	2,000	1,981
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	3,038
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,820
California Edl. Facilities Auth. Rev.:
(Chapman Univ., CA. Proj.) Series 2017 A, 4% 4/1/47	3,500	3,698
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,181
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,530
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,550
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,802
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	895
4% 9/1/21	1,000	1,040
4% 9/1/22	740	768
4% 9/1/23	1,080	1,120
4% 9/1/24	1,125	1,164
5% 9/1/19	400	424
5% 9/1/39	5,000	5,252
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2016, 5% 9/1/36	7,630	8,995
Series 2017:
5% 8/1/33	4,615	5,525
5.25% 3/1/38 (Pre-Refunded to 3/1/18 @ 100)	625	631
4.5% 8/1/30	35	35
5% 10/1/22	1,355	1,436
5% 10/1/26	6,065	7,199
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,985
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,727
5.5% 11/1/39	1,810	1,946
6% 3/1/33	16,330	17,944
6% 4/1/38	1,190	1,259
6.5% 4/1/33	11,650	12,432
California Health Facilities Fing. Auth.:
( Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,250	1,465
Bonds:
Series 2016 B1, 1.25%, tender 10/1/20 (a)	6,980	6,860
Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	7,963
Series 2017 A, 5% 11/15/32	1,400	1,685
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,743
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,826
5% 11/15/23	2,000	2,265
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,147
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	94
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,222
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,000	1,069
Series 2008 A3, 5.5% 11/15/40	3,090	3,563
Series 2011 A, 5% 3/1/20	3,250	3,482
Series 2011 D:
5% 8/15/22	900	1,008
5% 8/15/23	700	784
5% 8/15/25	2,000	2,241
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	3,000	3,008
California Infrastructure and Econ. Dev. Bank Rev. Series 2017:
5% 10/1/35	5,000	5,979
5% 10/1/36	5,000	5,965
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,310
5% 6/1/33	2,320	2,775
5% 6/1/34	5,290	6,293
5% 6/1/35	5,110	6,060
5% 6/1/36	5,830	6,898
5% 6/1/37	3,000	3,541
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39 (Pre-Refunded to 2/1/19 @ 100)	5,000	5,229
California Muni. Fin. Auth. Rev.:
( Channing House Proj.) Series 2017 A, 4% 5/15/32	1,000	1,075
( Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,204
5% 6/1/33	1,000	1,166
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	362
5% 10/1/28	1,040	1,260
5% 10/1/30	1,000	1,204
5% 10/1/32	1,000	1,193
5% 10/1/34	1,000	1,177
(Biola Univeristy, Inc.Proj.) Series 2017, 5% 10/1/26	715	857
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,191
4% 5/15/30	1,575	1,716
4% 5/15/31	2,150	2,320
5% 5/15/33	895	1,059
5% 5/15/34	1,000	1,179
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	316
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	282
5% 8/15/29	245	294
5% 8/15/30	225	269
5% 8/15/33	750	885
5% 8/15/36	1,435	1,679
(Univ. of Verne Proj.) Series 2017 A, 5% 6/1/32	1,000	1,171
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/28	1,000	1,194
5% 6/1/30	1,000	1,180
5% 6/1/35	1,000	1,160
Series 2016 A, 5% 11/1/36 (b)	1,000	1,092
Series 2017 A:
5% 7/1/27	900	1,074
5% 7/1/29	575	673
5% 7/1/31	1,000	1,157
5% 7/1/32	1,400	1,614
5% 7/1/33	1,000	1,147
5% 7/1/34	1,395	1,593
5% 7/1/35	1,500	1,708
5% 7/1/36	1,500	1,704
5% 7/1/37	1,250	1,416
Series 2017 B:
5% 7/1/28	1,250	1,472
5% 7/1/29	1,300	1,521
5% 7/1/30	750	872
5% 7/1/31	800	926
5% 7/1/32	1,385	1,597
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,924
Bonds:
(Republic Svcs., Inc. Proj.):
Series 2002 C, 5.25%, tender 12/1/17 (a)(c)	12,155	12,155
Series B, 5.25%, tender 12/1/17 (a)(c)	3,250	3,250
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,863
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (b)	800	907
5% 7/1/32 (b)	750	824
5% 7/1/37 (b)	2,100	2,274
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,981
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,596
5.25% 10/1/24	4,170	4,709
5.25% 10/1/25	2,875	3,240
5.75% 10/1/31	4,000	4,546
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	2,285	2,363
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,266
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,953
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,142
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,135
5% 4/1/25	5,300	6,000
Series 2012 G, 5% 11/1/25	2,500	2,867
Series 2016 D, 4% 4/1/33	1,660	1,784
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,377
5% 12/1/23	2,800	3,155
Series 2009 I, 6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,177
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/34	1,250	1,444
5% 5/15/35	1,750	2,015
5% 5/15/40	2,250	2,566
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Pre-Refunded to 5/23/18 @ 100)	4,970	5,057
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,259
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	51
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	2,120	2,378
Series 2016:
5% 10/1/26	1,125	1,314
5% 10/1/27	2,360	2,749
5% 10/1/28	1,230	1,425
5% 10/1/29	675	777
5% 10/1/30	1,100	1,260
5% 10/1/33	1,850	2,091
Series 2017 A:
5% 11/1/32 (b)	1,135	1,263
5% 11/1/41 (b)	1,875	2,048
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,841
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,468
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/18	1,335	1,329
0% 5/1/19	1,000	979
0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (d)	5,300	6,028
Series 2017 A:
4% 5/1/31 (e)	1,500	1,671
4% 5/1/32 (e)	1,150	1,273
4% 5/1/33 (e)	1,375	1,512
4% 5/1/34 (e)	1,375	1,500
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,318
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,616
5% 3/1/24 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,155
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,155
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	741
5% 9/1/28	1,250	1,418
5% 9/1/32	1,125	1,260
5% 9/1/35	585	650
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,981
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,910
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,322
5% 6/1/28	2,000	2,318
5% 6/1/29	1,650	1,910
5% 6/1/30	2,500	2,890
5% 6/1/31	1,750	2,020
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2017 A:
5% 6/1/32	2,000	2,439
5% 6/1/34	3,800	4,598
5% 6/1/35	960	1,157
Series 2017 B:
5% 6/1/33	3,060	3,717
5% 6/1/34	2,615	3,164
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,082
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	1,777
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	3,526
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,541
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	384
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B:
5% 3/1/28	3,125	3,784
5% 3/1/29	7,125	8,562
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,979
Series 2015:
5% 9/1/27	1,940	2,293
5% 9/1/28	4,125	4,834
5% 9/1/29	4,325	5,035
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,314
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,016
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,851
Series 2016:
5% 9/1/27	1,875	2,172
5% 9/1/28	1,500	1,727
5% 9/1/29	2,000	2,286
5% 9/1/30	1,720	1,959
5% 9/1/31	2,500	2,828
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,620
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,362
0% 10/1/25 (AMBAC Insured)	1,665	1,311
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	932
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,377
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	1,973
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,249
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,220
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,134
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,319
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	9,000	10,145
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,167
Series 2013 A, 5% 6/1/30	6,000	6,891
Series 2015 A, 5% 6/1/33	2,305	2,684
Series 2017 A1:
5% 6/1/21	2,000	2,208
5% 6/1/22	2,000	2,254
5% 6/1/23	2,000	2,293
5% 6/1/24	3,000	3,494
5% 6/1/25	3,000	3,534
5% 6/1/26	3,000	3,545
5% 6/1/27	5,760	6,836
5% 6/1/28	7,500	8,805
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	6,869
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,726
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,865
5% 9/2/23	1,000	1,117
5% 9/2/24	825	932
5% 9/2/25	500	556
5% 9/2/26	800	895
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,429
5% 9/1/25	1,700	2,013
5% 9/1/26	1,860	2,186
5% 9/1/27	1,725	2,020
5% 9/1/28	1,000	1,165
5% 9/1/29	1,250	1,450
Series 2013 A:
5% 9/1/24	3,830	4,466
5% 9/1/25	4,085	4,718
5% 9/1/26	4,105	4,710
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,955
5% 8/15/28	1,960	2,164
5% 8/15/29	4,225	4,652
5% 8/15/30	4,555	5,005
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	441
5% 8/1/22	450	489
5% 8/1/23	485	527
5% 8/1/24	1,000	1,088
5% 8/1/26	1,370	1,488
5% 8/1/28	760	824
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	4,400	4,400
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,140
5% 8/1/25	1,000	1,135
5% 8/1/26	1,000	1,131
5% 8/1/27	1,000	1,128
5% 8/1/28	1,000	1,125
5% 8/1/29	1,000	1,123
5% 8/1/30	1,000	1,120
5% 8/1/31	1,000	1,118
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,246
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	417
0% 6/1/28 (FSA Insured)	2,995	2,228
0% 6/1/31 (Escrowed to Maturity)	1,465	1,038
0% 6/1/31 (FSA Insured)	8,285	5,435
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,960
Series 2017 A:
5% 5/15/26 (c)	1,110	1,335
5% 5/15/27 (c)	2,000	2,432
5% 5/15/28 (c)	3,390	4,096
5% 5/15/29 (c)	1,350	1,621
5% 5/15/30 (c)	1,300	1,553
5% 5/15/31 (c)	1,200	1,425
5% 5/15/32 (c)	1,760	2,083
5% 5/15/33 (c)	1,350	1,591
5% 5/15/34 (c)	1,650	1,937
5% 5/15/35 (c)	2,500	2,924
5% 5/15/36 (c)	3,000	3,501
5% 5/15/37 (c)	2,755	3,208
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	434
5.75% 8/1/33	170	182
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,814
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	10,768
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,066
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,424
Series 2015 A, 5% 8/1/29	7,000	8,293
Series 2017 J:
4% 8/1/32	3,500	3,859
4% 8/1/33	2,500	2,746
4% 8/1/34	3,000	3,281
4% 8/1/35	3,255	3,532
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,841
(Disney Parking Proj.):
0% 3/1/19	3,200	3,138
0% 3/1/20	1,000	962
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,525
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/21 (c)	1,000	1,108
5% 5/15/24 (c)	795	940
5% 5/15/25 (c)	2,250	2,693
5% 5/15/26 (c)	1,705	2,033
5% 5/15/27 (c)	1,250	1,477
5% 5/15/28 (c)	1,250	1,467
5% 5/15/29 (c)	1,575	1,840
5% 5/15/30 (c)	1,400	1,628
Series 2015 D:
5% 5/15/28 (c)	1,950	2,288
5% 5/15/29 (c)	2,550	2,979
5% 5/15/30 (c)	2,000	2,326
5% 5/15/31 (c)	2,540	2,934
5% 5/15/41 (c)	3,240	3,681
Series 2016 A:
5% 5/15/29 (c)	2,500	2,963
5% 5/15/30 (c)	2,500	2,952
5% 5/15/31 (c)	3,000	3,521
5% 5/15/32 (c)	3,700	4,327
5% 5/15/33 (c)	2,000	2,331
5% 5/15/35 (c)	2,000	2,314
5% 5/15/42 (c)	7,500	8,612
Series 2016 B:
5% 5/15/22 (c)	1,000	1,130
5% 5/15/26 (c)	1,600	1,924
5% 5/15/27 (c)	1,000	1,197
5% 5/15/36 (c)	3,600	4,157
5% 5/15/41 (c)	3,750	4,309
Series 2017 B:
5% 5/15/23 (c)	1,000	1,152
5% 5/15/24 (c)	1,500	1,760
5% 5/15/25 (c)	1,750	2,074
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	95	95
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	4,040
5% 7/1/30	19,905	23,452
Series 2016 B, 5% 7/1/42	4,595	5,332
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2016 B:
5% 7/1/38	2,000	2,333
5% 7/1/42	7,200	8,354
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (c)	1,500	1,775
7.6% 10/1/18 (Escrowed to Maturity)	1,565	1,646
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,373
Series 2014 A:
5% 5/1/24	325	386
5% 5/1/25	540	637
5% 5/1/29	500	578
5% 5/1/30	1,000	1,153
5% 5/1/31	1,555	1,787
Series 2014 B:
5% 5/1/24	200	237
5% 5/1/25	225	265
5% 5/1/29	500	578
5% 5/1/30	400	461
5% 5/1/31	400	460
Series 2016 A:
5% 11/1/21	2,500	2,811
5% 11/1/22	2,500	2,875
Series 2016 B, 5% 11/1/36	1,500	1,746
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,730
Series 2012 B, 5% 6/1/28	4,800	5,460
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	650	698
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,660
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	527
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,317
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	993
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,861
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,320
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,750	1,835
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,135	1,192
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,468
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,884
5% 6/1/31	500	571
5% 6/1/32	500	568
5% 6/1/33	1,800	2,035
5% 6/1/35	1,895	2,124
5% 6/1/36	2,000	2,237
5% 6/1/41	6,155	6,833
(Montebello Home2 Suties by HIlton Hotel Proj.) Series 2016 A, 5% 6/1/34	1,345	1,513
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,143
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,823
5% 9/1/25	1,000	1,096
5% 9/1/26	1,155	1,262
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,077
Series 2015:
4% 9/1/24 (FSA Insured)	330	373
5% 9/1/25 (FSA Insured)	680	811
5% 9/1/26 (FSA Insured)	500	593
5% 9/1/26 (FSA Insured)	1,500	1,779
5% 9/1/27 (FSA Insured)	455	536
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,808
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,390	3,852
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,776
5% 5/1/37	3,500	4,059
5% 5/1/38	1,500	1,737
5% 5/1/39	1,500	1,735
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,347
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,806
Series 2015 A:
5% 1/15/28	1,225	1,465
5% 1/15/29	1,650	1,957
5% 1/15/30	1,665	1,963
5% 1/15/31	1,520	1,781
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	550	585
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	3,041
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,320
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,748
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,893
Series 2015 A:
5% 8/1/30	1,250	1,484
5% 8/1/30 (FSA Insured)	1,570	1,864
5% 8/1/40	3,500	4,001
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,320
5% 2/1/23	5,000	5,642
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,228
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,475
5% 2/1/36	6,630	7,803
Palomar Health Rev. Series 2016:
5% 11/1/36	12,970	14,385
5% 11/1/39	5,250	5,792
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	3,808
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,906
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	932
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,600
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (c)	4,500	4,944
Series 2012 P:
5% 5/1/22 (c)	4,000	4,509
5% 5/1/24 (c)	2,820	3,175
Series 2017 D:
5% 11/1/23 (c)	5,100	5,896
5% 11/1/24 (c)	6,100	7,159
5% 11/1/25 (c)	2,585	3,073
5% 11/1/26 (c)	2,285	2,745
5% 11/1/27 (c)	4,000	4,845
5% 11/1/28 (c)	4,925	5,909
5% 11/1/29 (c)	3,850	4,586
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,895
5% 6/15/28	2,190	2,595
5% 12/15/28	2,200	2,601
5% 12/15/29	4,825	5,682
5% 12/15/30	3,500	4,318
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,877
Series 2011, 0% 8/1/46	10,150	3,172
Series B:
0% 8/1/33	4,840	2,842
0% 8/1/35	9,000	4,810
0% 8/1/37	6,325	3,088
0% 8/1/41	5,130	2,130
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,056
5% 9/1/30	1,500	1,683
5% 9/1/31	1,265	1,414
5% 9/1/32	1,800	2,001
5% 9/1/33	2,750	3,045
5% 9/1/34	1,230	1,357
5% 9/1/35	1,585	1,743
5% 9/1/36	3,410	3,744
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,053
5% 9/1/26 (FSA Insured)	1,350	1,583
5% 9/1/27 (FSA Insured)	1,700	1,979
5% 9/1/28 (FSA Insured)	1,700	1,968
5% 9/1/29 (FSA Insured)	1,850	2,129
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,595
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,803
5.75% 6/1/48	5,000	5,595
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,042
5% 8/1/27	1,725	2,042
5% 8/1/28	1,935	2,273
5% 8/1/29	2,330	2,727
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,313
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,481
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,598
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,290
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,012
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,431
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,469
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,075	1,144
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,595
Sacramento County Arpt. Sys. Rev. Series 2016 B:
5% 7/1/35	790	913
5% 7/1/36	2,000	2,302
5% 7/1/41	6,430	7,375
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,199
Series 2013 A, 5% 8/15/41	2,810	3,194
Series 2016 D, 5% 8/15/28	2,500	3,164
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,184
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	10,163
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,055
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,283
5% 8/1/24 (FSA Insured)	1,250	1,453
5% 8/1/25 (FSA Insured)	2,000	2,318
5% 8/1/27 (FSA Insured)	2,000	2,304
San Diego Calif Assn Govts Sou:
( South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	2,013
5% 7/1/31	2,000	2,410
(South Bay Expressway Proj.) Series 2017 A:
5% 7/1/33	1,735	2,068
5% 7/1/34	1,380	1,639
5% 7/1/35	1,500	1,774
5% 7/1/36	1,500	1,773
5% 7/1/38	2,000	2,356
5% 7/1/42	5,000	5,881
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,756
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
( Sub Lien Proj.) Series 2017 B, 5% 7/1/36 (c)	1,500	1,760
( Sub Lien Proj.) Series A, 5% 7/1/26 (c)	400	480
(Sub Lien Proj.) Series 2017 B:
5% 7/1/22 (c)	500	566
5% 7/1/23 (c)	280	323
5% 7/1/24 (c)	1,000	1,173
5% 7/1/25 (c)	515	610
5% 7/1/27 (c)	500	606
5% 7/1/28 (c)	1,000	1,205
5% 7/1/29 (c)	1,725	2,067
5% 7/1/30 (c)	2,915	3,480
5% 7/1/31 (c)	1,250	1,488
5% 7/1/32 (c)	1,300	1,542
5% 7/1/33 (c)	530	627
5% 7/1/34 (c)	1,000	1,181
5% 7/1/37 (c)	750	878
Series 2013 B, 5% 7/1/38 (c)	7,000	7,901
Series 2017 B, 5% 7/1/21 (c)	300	333
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,934
Series 2015 A, 5% 10/15/44	4,005	4,586
Series 2016:
5% 10/15/29	2,000	2,369
5% 10/15/30	1,000	1,180
5% 10/15/31	650	764
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,694
Series 2016 B:
5% 8/1/38	4,000	4,686
5% 8/1/39	3,520	4,118
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,708
Series 2008 C:
0% 7/1/37	1,300	647
0% 7/1/47	4,000	1,318
Series 2008 E, 0% 7/1/47 (d)	8,700	5,990
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A, 5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,528
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,628
Series 2014 A:
5% 5/1/40 (c)	1,865	2,101
5% 5/1/44 (c)	8,390	9,434
Series 2016 B:
5% 5/1/41 (c)	11,695	13,450
5% 5/1/46 (c)	21,000	24,060
5% 5/1/28	2,280	2,770
5% 5/1/29	1,225	1,481
5% 5/1/30	330	397
5% 5/1/32	1,000	1,193
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,075
6.625% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,083
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,125
5% 8/1/24	750	843
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2016, 5% 11/1/31	3,500	4,229
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,032
5% 8/1/26 (FSA Insured)	1,055	1,240
5% 8/1/27 (FSA Insured)	1,250	1,465
5% 8/1/28 (FSA Insured)	1,250	1,461
5% 8/1/29 (FSA Insured)	3,150	3,670
5% 8/1/30 (FSA Insured)	4,070	4,728
5% 8/1/31 (FSA Insured)	650	753
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,262
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	4,063
5% 6/1/26	3,000	3,469
San Jose Int'l. Arpt. Rev.:
Series 2014 A:
5% 3/1/19 (c)	500	521
5% 3/1/20 (c)	3,500	3,753
5% 3/1/21 (c)	2,750	3,029
Series 2017 A:
5% 3/1/20 (c)	6,370	6,830
5% 3/1/21 (c)	2,750	3,029
5% 3/1/22 (c)	1,750	1,968
5% 3/1/27 (c)	2,480	2,973
5% 3/1/31 (c)	1,100	1,299
5% 3/1/32 (c)	850	1,000
5% 3/1/33 (c)	1,095	1,284
5% 3/1/34 (c)	1,250	1,460
5% 3/1/35 (c)	2,250	2,621
5% 3/1/36 (c)	2,250	2,615
5% 3/1/37 (c)	2,250	2,609
5% 3/1/41 (c)	10,235	11,822
Series 2017 B:
5% 3/1/29	200	242
5% 3/1/30	250	300
5% 3/1/32	235	280
5% 3/1/33	250	296
5% 3/1/34	500	591
5% 3/1/37	3,000	3,521
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,986
5% 10/1/29	675	807
5% 10/1/30	2,000	2,383
5% 10/1/31	2,310	2,734
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,596
Series 2010 B, 0% 8/1/47	9,000	2,786
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,973
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,680
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,774
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,239
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,206
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	967
5% 6/15/26 (FSA Insured)	860	1,005
5% 6/15/27 (FSA Insured)	1,770	2,055
5% 6/15/28 (FSA Insured)	1,865	2,152
5% 6/15/29 (FSA Insured)	1,780	2,042
5% 6/15/30 (FSA Insured)	1,150	1,316
5% 6/15/31 (FSA Insured)	1,000	1,141
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,006
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,460
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	848
5% 7/1/36	2,380	2,821
5% 7/1/37	1,780	2,104
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	470
4% 7/1/37	475	512
4% 7/1/38	450	484
4% 7/1/39	550	591
5% 7/1/30	250	307
5% 7/1/31	350	427
5% 7/1/32	255	310
5% 7/1/33	250	303
5% 7/1/34	315	380
5% 7/1/35	400	481
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,822
0% 9/1/22 (AMBAC Insured)	2,900	2,620
0% 9/1/25 (AMBAC Insured)	6,800	5,589
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	798
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,475
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,109
5% 4/1/34	2,000	2,330
5% 4/1/36	3,000	3,470
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,120
5% 8/15/26	1,975	2,215
5% 8/15/27	700	782
5% 8/15/28	1,000	1,107
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,924
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	356
5% 8/1/25 (FSA Insured)	750	887
5% 8/1/27 (FSA Insured)	265	310
5% 8/1/28 (FSA Insured)	510	592
5% 8/1/38 (FSA Insured)	2,500	2,817
5% 8/1/42 (FSA Insured)	4,650	5,222
5% 7/1/23 (FSA Insured)	1,270	1,446
5% 7/1/24 (FSA Insured)	1,350	1,536
5% 7/1/25 (FSA Insured)	1,060	1,204
5% 7/1/26 (FSA Insured)	1,110	1,260
5% 7/1/27 (FSA Insured)	1,065	1,207
5% 1/1/29 (FSA Insured)	600	678
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,874
5% 9/1/25 (FSA Insured)	3,500	4,164
5% 9/1/26 (FSA Insured)	8,000	9,575
5% 9/1/27 (FSA Insured)	4,000	4,753
5% 9/1/28 (FSA Insured)	3,500	4,129
5% 9/1/29 (FSA Insured)	2,000	2,344
Sweetwater Union High School District 5% 9/1/21	4,705	5,262
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,660	5,992
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,204
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	979
5% 11/15/25 (FSA Insured)	800	970
5% 11/15/26 (FSA Insured)	965	1,160
5% 11/15/27 (FSA Insured)	1,500	1,788
5% 11/15/28 (FSA Insured)	1,165	1,378
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	11,096
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	990
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,786
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,286
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	2,955
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,500
Series 2017 AV:
5% 5/15/29	2,500	3,063
5% 5/15/34	2,000	2,394
5% 5/15/35	5,000	5,962
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,089
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,539
5% 8/1/30	6,710	7,886
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,152
5% 11/1/25	1,000	1,150
5% 11/1/26	1,000	1,149
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,953
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,774
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	823
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,606
5.5% 8/1/38	1,500	1,791
5.5% 8/1/40	5,000	5,952
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,155
6.25% 7/1/39	7,015	7,384
Series 2010 A, 5.5% 7/1/38	3,100	3,323
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	996
Series 2012, 5% 8/1/32	8,265	9,335
Series 2014 A:
5% 8/1/23	365	427
5% 8/1/25	2,555	3,055
5% 8/1/26	2,550	3,039
5% 8/1/27	1,150	1,366
5% 8/1/28	1,000	1,183
5% 8/1/29	1,675	1,975
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,861
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,396
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,939

TOTAL CALIFORNIA		1,928,555

Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	425	441
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/22	3,000	3,348
Guam Int'l. Arpt. Auth. Rev. Series C, 5% 10/1/21 (c)	1,215	1,286

TOTAL GUAM		5,075

TOTAL MUNICIPAL BONDS
(Cost $1,832,483)		1,933,630

Municipal Notes - 1.1%
California - 1.1%
California Statewide Cmntys. Dev. Auth. Rev. Series 2017, 1.04% tender 4/2/18, CP mode	7,100	$7,100
San Jose Int'l. Arpt. Rev. Participating VRDN Series 2017, 1.17% 12/7/17 (Liquidity Facility Citibank NA)(a)(c)(f)	14,100	14,100
TOTAL MUNICIPAL NOTES
(Cost $21,200)		21,200
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $1,853,683)		1,954,830
NET OTHER ASSETS (LIABILITIES) - 1.3%		25,577
NET ASSETS - 100%		$1,980,407

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,408,000 or 0.4% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

November 30, 2017

CSI-QTLY-0118
1.824280.112

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.6%
	Principal Amount	Value
California - 90.8%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A:	$	$
5% 8/1/18	2,645,000	2,708,533
5% 8/1/22	1,655,000	1,843,918
Series 2012 A:
4% 8/1/21	1,200,000	1,296,912
5% 8/1/19	1,200,000	1,265,868
Alameda Corridor Trans. Auth. Rev.:
Series 2004, 0% 10/1/18	1,975,000	1,939,193
Series 2013 A:
5% 10/1/19	1,000,000	1,060,890
5% 10/1/20	1,730,000	1,893,312
5% 10/1/21	2,725,000	3,059,821
Series 2016 A:
4% 10/1/21	1,250,000	1,369,150
4% 10/1/23	850,000	946,484
5% 10/1/22	1,250,000	1,450,975
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	472,811
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,011,460
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,268,730
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,033,320
Series H, 2.125%, tender 4/1/25 (a)	8,000,000	7,959,520
1.875%, tender 4/1/19 (a)	16,250,000	16,295,663
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,044,470
Series 2011 N, 5% 5/1/19	5,000,000	5,245,750
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	424,055
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,522,512
5% 7/1/19 (Escrowed to Maturity)	7,300,000	7,700,843
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010, 4% 9/1/18	255,000	260,233
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,143,850
4%, tender 12/1/21 (a)	4,000,000	4,297,920
Series 2013, 5% 2/1/21	15,000	16,540
Series 2015, 5% 8/1/24	1,795,000	2,131,563
Series 2017:
5% 8/1/23	8,150,000	9,503,878
5% 8/1/24	13,000,000	15,437,500
4% 5/1/23	2,440,000	2,707,448
5% 9/1/21	6,080,000	6,804,189
5% 2/1/22	3,860,000	4,362,572
California Health Facilities Fing. Auth. Bonds:
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	4,907,800
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,381,017
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,644,700
Series 2016 B3, 2%, tender 10/1/25 (a)	11,745,000	11,419,664
Series 2016 C, 1%, tender 8/15/19 (a)	10,000,000	9,888,300
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,609,051
Series 2011 A:
5% 3/1/19	5,010,000	5,213,406
5.25% 3/1/23	310,000	341,667
Series 2011 D:
5% 8/15/19	1,500,000	1,585,275
5% 8/15/20	1,460,000	1,588,480
Series 2011:
5% 8/15/19	2,000,000	2,116,820
5% 8/15/20	2,000,000	2,183,680
Series 2014 A:
5% 10/1/19	1,250,000	1,325,413
5% 10/1/20	1,200,000	1,312,932
5% 10/1/21	500,000	561,830
5% 10/1/22	1,650,000	1,898,688
California Infrastructure and Econ. Dev. Bank Rev. Bonds Series 2013 A2, 1 month U.S. LIBOR + 0.500% 1.46%, tender 4/1/19 (a)(b)	10,000,000	10,059,000
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	1,004,814
5% 6/1/30	2,650,000	3,224,202
California Muni. Fin. Auth. Rev.:
( Biola Univeristy, Inc. Proj.) Series 2017, 5% 10/1/20	305,000	335,302
( Univ. of Verne Proj.) Series 2017 A, 5% 6/1/23	700,000	809,886
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/21	375,000	421,965
5% 10/1/22	795,000	914,822
5% 10/1/23	415,000	481,143
5% 10/1/24	370,000	434,288
(Biola Univeristy, Inc.Proj.) Series 2017, 4% 10/1/19	405,000	425,631
(Channing House Proj.) Series 2017 A, 5% 5/15/26	360,000	436,694
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,213,740
5% 5/15/24	910,000	1,073,755
5% 5/15/27	350,000	428,827
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/18 (Escrowed to Maturity)	1,645,000	1,680,417
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	251,492
5% 8/15/23	225,000	261,959
5% 8/15/24	285,000	337,355
5% 8/15/25	735,000	882,272
5% 8/15/26	275,000	334,183
(Northbay Healthcare Group Proj.) Series 2013 B, 5% 11/1/19	3,335,000	3,504,651
(Univ. of Verne Proj.) Series 2017 A:
4% 6/1/19	300,000	310,344
5% 6/1/20	200,000	216,238
5% 6/1/21	550,000	610,093
5% 6/1/22	625,000	708,325
5% 6/1/25	1,250,000	1,484,825
Series 2010 A. 5% 7/1/22 (Pre-Refunded to 7/1/20 @ 100)	1,850,000	2,005,104
Series 2017 A:
5% 7/1/24	1,400,000	1,625,708
5% 7/1/25	750,000	881,475
5% 7/1/26	1,000,000	1,185,920
5% 7/1/27	800,000	955,064
Series 2017 B:
5% 7/1/24	1,440,000	1,672,157
5% 1/1/25	1,230,000	1,432,581
5% 7/1/26	500,000	592,960
5% 7/1/27	640,000	764,051
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1%, tender 8/1/24 (a)	4,000,000	3,998,040
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,759,780
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	5,930,000	6,133,221
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,103,830
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,085,290
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,103,370
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,103,370
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,724,741
Series 2012 A:
5% 4/1/20	1,800,000	1,934,802
5% 4/1/24	9,690,000	10,996,018
Series 2012 G:
5% 11/1/21	1,500,000	1,678,545
5% 11/1/25	5,500,000	6,306,465
Series 2014 H, 5% 12/1/18	5,000,000	5,183,200
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/19	2,700,000	2,874,312
5% 12/1/23	9,955,000	11,217,593
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,206,700
Series 2009 A, 5% 4/1/19 (Escrowed to Maturity)	1,000,000	1,045,730
Series 2009 E, 5% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	15,000	15,686
Series 2014 B:
5% 10/1/21	1,000,000	1,116,960
5% 10/1/22	1,225,000	1,398,656
Series 2014 C:
5% 10/1/21	1,355,000	1,513,481
5% 10/1/22	1,000,000	1,141,760
Series 2014 G, 5% 1/1/18	5,000,000	5,014,300
5% 9/1/20	3,500,000	3,805,060
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,534,450
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,054,650
5% 5/15/20	575,000	626,514
5% 5/15/21	825,000	921,063
5% 5/15/22	1,000,000	1,146,770
5% 5/15/23	2,375,000	2,774,356
5% 5/15/24	1,000,000	1,177,300
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. Bonds Series 2006 A, 1.375%, tender 4/2/18 (a)	6,320,000	6,321,454
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5% 11/1/18	500,000	516,230
(Dignity Health Proj.) Series 2008 C, 5.625% 7/1/35	2,595,000	2,661,951
Series 2016:
5% 10/1/22	725,000	807,230
5% 10/1/24	2,030,000	2,323,254
5% 10/1/25	1,010,000	1,168,974
Series 2017 A:
3% 11/1/22 (c)	2,000,000	2,004,000
3.5% 11/1/27 (c)	2,635,000	2,662,457
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,293,404
5% 9/1/20	1,285,000	1,398,453
5% 9/1/22	500,000	569,705
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,431,723
4% 9/1/20	1,665,000	1,767,581
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	520,170
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	593,118
5% 9/1/22	1,295,000	1,474,914
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	527,215
4% 3/1/21	625,000	672,394
5% 3/1/22	500,000	567,675
5% 3/1/23	500,000	580,490
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	484,458
5% 9/1/23	775,000	900,953
5% 9/1/24	1,000,000	1,182,070
Series 2016:
4% 9/1/21	1,130,000	1,206,840
4% 9/1/23	1,500,000	1,632,165
4% 9/1/25	1,915,000	2,086,412
Elk Grove Unified School Distr. Cert. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,616,254
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,262,028
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,599,265
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,714,405
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,539,849
5% 7/1/22	900,000	1,034,037
5% 7/1/23	750,000	880,665
5% 7/1/24	1,000,000	1,199,630
Fullerton School District 5% 8/1/18	500,000	512,580
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22	40,000	44,008
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	3,865,400
Series 2013 A, 5% 6/1/21	5,000,000	5,605,850
Series 2017 A1:
5% 6/1/21	1,000,000	1,103,890
5% 6/1/22	1,000,000	1,126,890
5% 6/1/23	1,000,000	1,146,320
5% 6/1/27	2,000,000	2,373,680
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	5,988,010
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/18	1,135,000	1,172,466
5% 11/1/19	635,000	674,789
5% 11/1/20	670,000	732,270
5% 11/1/21	455,000	509,887
5% 11/1/22	745,000	852,355
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,078,000
4% 9/2/20	1,000,000	1,051,480
5% 9/2/20	800,000	860,200
5% 9/2/22	750,000	840,855
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	546,400
5% 9/1/21	615,000	689,919
5% 9/1/22	615,000	705,854
5% 9/1/23	1,205,000	1,412,260
Series 2013 A:
5% 9/1/21	1,000,000	1,121,820
5% 9/1/22	2,000,000	2,295,460
5% 9/1/23	1,500,000	1,758,000
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.) 5% 8/1/19	250,000	264,400
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	1,014,270
3% 8/1/23	1,100,000	1,172,523
4% 8/1/24	700,000	793,863
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	543,580
5% 3/1/21	500,000	551,315
5% 9/1/21	1,270,000	1,417,853
5% 3/1/22	1,000,000	1,128,780
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,082,216
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,065,640
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,272,150
Series 2014 B, 5% 7/1/19	450,000	474,494
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,590,628
Series 2014 A, 5% 5/1/23	475,000	552,458
Series 2014 B, 5% 5/1/23	200,000	232,614
Los Angeles Unified School District Series 2016:
4% 7/1/23	3,000,000	3,351,960
5% 7/1/23	2,000,000	2,340,320
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/19	5,000,000	5,309,100
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	5,719,950
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,043,160
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,661,663
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,737,429
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,805,014
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,070,092
0% 8/1/24	2,700,000	2,305,260
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,145,852
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,729,495
5% 12/1/20	8,110,000	8,884,911
Oakland Unified School District Alameda County:
Series 2013:
5% 8/1/18	1,000,000	1,024,890
5% 8/1/19	1,000,000	1,057,090
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,341,620
5% 8/1/24	1,900,000	2,268,011
5% 8/1/24 (FSA Insured)	2,020,000	2,411,254
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,732,498
Ohlone Cmnty. College District Series 2010, 4% 8/1/18	200,000	203,726
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,571,112
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,363,736
4% 6/1/20	1,560,000	1,647,173
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,180,000	1,821,477
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,294,860
5% 11/1/26	1,875,000	2,167,781
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D, 5% 8/1/18	505,000	517,706
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,051,118
5% 6/15/24	2,440,000	2,864,804
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,033,170
4% 9/1/20	1,170,000	1,228,898
4% 9/15/20	340,000	356,412
4% 9/15/21	325,000	344,887
5% 9/1/21	1,230,000	1,353,012
5% 9/1/22	1,000,000	1,119,170
5% 9/1/23	1,350,000	1,535,612
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,279,070
5% 9/1/21 (FSA Insured)	1,000,000	1,116,800
5% 9/1/22 (FSA Insured)	1,400,000	1,597,232
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	3,840,235
Riverside County Palm Desert (County Facilities Proj.) Series 2008 A, 6% 5/1/22 (Pre-Refunded to 5/1/18 @ 100)	2,760,000	2,813,654
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,478,946
5% 8/1/24	1,500,000	1,785,375
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	675,000	718,146
Series 1993 B, 5.4% 11/1/20	1,540,000	1,636,912
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,550,571
5% 8/15/20	5,500,000	6,009,905
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,478,158
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,284,458
5% 8/1/22 (FSA Insured)	1,500,000	1,714,245
San Diego Calif Assn Govts Sou (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,114,350
5% 7/1/22	1,500,000	1,714,845
5% 7/1/24	1,415,000	1,683,935
5% 7/1/26	1,450,000	1,777,106
San Diego Convention Ctr. Expansion Series 2012 A:
5% 4/15/19	3,000,000	3,142,830
5% 4/15/24	6,670,000	7,591,861
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,587,017
5% 10/15/25	1,605,000	1,940,734
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016, 5% 5/15/21	2,500,000	2,789,300
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,698,786
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,089,490
5% 8/1/21	1,000,000	1,119,570
5% 8/1/22	175,000	200,841
5% 8/1/18	2,215,000	2,269,998
5% 8/1/18	285,000	291,906
5% 8/1/19	2,050,000	2,166,358
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	370,796
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	179,405
5% 8/1/21 (FSA Insured)	150,000	167,369
5% 8/1/23 (FSA Insured)	400,000	465,048
5% 8/1/24 (FSA Insured)	750,000	888,570
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,254,803
Series 2013 A, 4% 6/1/21	1,000,000	1,080,120
San Jose Int'l. Arpt. Rev. Series 2017 B, 3% 3/1/19	1,000,000	1,018,740
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,126,057
5% 10/1/23	900,000	1,055,844
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,539,805
San Mateo-Foster City School District 5% 8/15/20	2,510,000	2,741,322
San Pablo Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	393,030
5% 6/15/20 (FSA Insured)	1,000,000	1,081,390
5% 6/15/21 (FSA Insured)	500,000	555,580
5% 6/15/22 (FSA Insured)	1,000,000	1,135,820
5% 6/15/23 (FSA Insured)	630,000	729,559
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	3,853,961
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	458,808
Series 2011 A:
4% 6/1/19	880,000	912,991
4% 6/1/20	770,000	817,293
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,132,660
5% 9/1/21	1,250,000	1,403,725
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,024,520
5% 8/15/21	750,000	831,758
5% 8/15/22	750,000	843,143
Southern California Pub. Pwr. Auth. Bonds Series 1, 2%, tender 7/1/20 (a)	10,000,000	10,079,400
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern Transmission Proj.) Series 2013 A, 5% 7/1/21	5,000,000	5,593,900
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,709,537
5% 7/1/21 (FSA Insured)	1,200,000	1,337,664
5% 7/1/22 (FSA Insured)	1,220,000	1,391,849
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj. Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,115,260
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/18 (FSA Insured)	5,000,000	5,126,950
5% 9/1/19 (FSA Insured)	5,000,000	5,268,600
5% 9/1/21 (FSA Insured)	1,025,000	1,143,142
5% 9/1/22 (FSA Insured)	3,370,000	3,838,194
5% 9/1/23 (FSA Insured)	3,000,000	3,487,560
Sweetwater Union High School District:
5% 9/1/19	1,000,000	1,059,920
5% 9/1/20	1,000,000	1,089,980
Torrance Unified School District Series 2008 Z, 5.25% 8/1/18	1,000,000	1,026,800
Univ. of California Revs. Bonds 1.4%, tender 5/15/21 (a)	6,800,000	6,698,272
Upland Gen. Oblig. Ctfs. of Prtn. 5% 1/1/18	2,220,000	2,224,618
Vacaville Unified School District:
Series 2014 C:
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,326,234
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,712,361
Series 2015 A:
4% 8/1/18	845,000	860,455
5% 8/1/19	300,000	317,028
5% 8/1/20	200,000	217,898
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	267,915
5% 1/1/21	250,000	276,118
5% 1/1/22	350,000	396,316
West Contra Costa Unified School District:
Series 2014 A:
4% 8/1/20	2,715,000	2,887,538
4% 8/1/21	1,355,000	1,468,576
5% 8/1/18	2,630,000	2,695,303
5% 8/1/19	2,325,000	2,456,967
5% 8/1/22	575,000	659,071
5% 8/1/23	1,500,000	1,756,215
Series 2015 B, 5% 8/1/19	1,290,000	1,363,220
5% 8/1/18 (FSA Insured)	1,500,000	1,537,245
5% 8/1/19 (FSA Insured)	1,500,000	1,585,140
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 7/1/20 (a)	5,500,000	5,468,265
Wiseburn Unified School District Series 2015 B:
5% 8/1/18	2,680,000	2,746,544
5% 8/1/19	2,925,000	3,091,023
5% 8/1/21	1,690,000	1,891,431

TOTAL CALIFORNIA		718,674,195

Guam - 0.8%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A:
5% 12/1/17	350,000	350,000
5% 12/1/18	760,000	782,884
5% 12/1/19	1,500,000	1,583,805
5% 12/1/20	2,000,000	2,157,060
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,616,955

TOTAL GUAM		6,490,704

TOTAL MUNICIPAL BONDS
(Cost $721,059,362)		725,164,899

Municipal Notes - 5.3%
California - 5.3%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.99% 12/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	4,000,000	$4,000,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2005 H, 0.96% 12/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,800,000	1,800,000
Series 2009 H, 0.91% 12/7/17, LOC Wells Fargo Bank NA, VRDN (a)	21,150,000	21,149,982
California Statewide Cmntys. Dev. Auth. Rev.:
(SWEEP Ln. Prog.) Series 2007 A, 0.9% 12/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,500,000	5,500,000
Series 2017, 1.04% tender 4/2/18, CP mode	2,900,000	2,900,000
Montebello Unified School District Participating VRDN Series Floaters XF 05 76, 1.32% 12/7/17 (Liquidity Facility TD Banknorth, NA)(a)(d)	6,860,000	6,860,000
TOTAL MUNICIPAL NOTES
(Cost $42,210,009)		42,209,982
TOTAL INVESTMENT IN SECURITIES - 96.9%
(Cost $763,269,371)		767,374,881
NET OTHER ASSETS (LIABILITIES) - 3.1%		24,815,452
NET ASSETS - 100%		$792,190,333

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,666,457 or 0.6% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018